Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	Innovator ETFs Trust
Entity Central Index Key	0001415726
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 27, 2024
Document Effective Date	Feb. 27, 2024
Prospectus Date	Feb. 27, 2024
Innovator Emerging Markets Power Buffer ETF - January | Innovator Emerging Markets Power Buffer ETF - January
Prospectus:
Trading Symbol	EJAN
Innovator Growth-100 Power Buffer ETF - January | Innovator Growth-100 Power Buffer ETF - January
Prospectus:
Trading Symbol	NJAN
Innovator International Developed Power Buffer ETF - January | Innovator International Developed Power Buffer ETF - January
Prospectus:
Trading Symbol	IJAN
Innovator U.S. Small Cap Power Buffer ETF - January | Innovator U.S. Small Cap Power Buffer ETF - January
Prospectus:
Trading Symbol	KJAN
Innovator Emerging Markets Power Buffer ETF - April | Innovator Emerging Markets Power Buffer ETF - April
Prospectus:
Trading Symbol	EAPR
Innovator Growth-100 Power Buffer ETF - April | Innovator Growth-100 Power Buffer ETF - April
Prospectus:
Trading Symbol	NAPR
Innovator International Developed Power Buffer ETF - April | Innovator International Developed Power Buffer ETF - April
Prospectus:
Trading Symbol	IAPR
Innovator U.S. Small Cap Power Buffer ETF - April | Innovator U.S. Small Cap Power Buffer ETF - April
Prospectus:
Trading Symbol	KAPR
Innovator Emerging Markets Power Buffer ETF - July | Innovator Emerging Markets Power Buffer ETF - July
Prospectus:
Trading Symbol	EJUL
Innovator Growth-100 Power Buffer ETF - July | Innovator Growth-100 Power Buffer ETF - July
Prospectus:
Trading Symbol	NJUL
Innovator International Developed Power Buffer ETF - July | Innovator International Developed Power Buffer ETF - July
Prospectus:
Trading Symbol	IJUL
Innovator U.S. Small Cap Power Buffer ETF - July | Innovator U.S. Small Cap Power Buffer ETF - July
Prospectus:
Trading Symbol	KJUL
Innovator International Developed Power Buffer ETF - September | Innovator International Developed Power Buffer ETF - September
Prospectus:
Trading Symbol	ISEP
Innovator Emerging Markets Power Buffer ETF - October | Innovator Emerging Markets Power Buffer ETF - October
Prospectus:
Trading Symbol	EOCT
Innovator Growth-100 Power Buffer ETF - October | Innovator Growth-100 Power Buffer ETF - October
Prospectus:
Trading Symbol	NOCT
Innovator International Developed Power Buffer ETF - October | Innovator International Developed Power Buffer ETF - October
Prospectus:
Trading Symbol	IOCT
Innovator U.S. Small Cap Power Buffer ETF - October | Innovator U.S. Small Cap Power Buffer ETF - October
Prospectus:
Trading Symbol	KOCT
Innovator International Developed Power Buffer ETF - November | Innovator International Developed Power Buffer ETF - November
Prospectus:
Trading Symbol	INOV